Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Loss		$ (4,686)	$ (8,949)	$ (6,244)
Adjustments to the profit or loss items:
Depreciation and amortization		179	147	5
Loss (gain) from sale of equipment		1,223	(7)	1
Cost of share-based payment		553	604	862
Finance expenses (income), net		156	(748)	525
Impairment loss of intangible assets			273
Impairment loss of goodwill			160
Aborted public offering costs			53
Tax benefit			(60)
Total adjustments to the profit or loss		2,111	422	1,393
Working capital adjustments:
Decrease (increase) in other accounts receivable		329	(99)	(143)
Increase (decrease) in trade payables		(840)	177	349
Increase (decrease) in other accounts payable		(736)	649	66
Increase(decrease) in related parties		(874)	668
Working capital		(2,121)	1,395	272
Net cash used in operating activities		(4,696)	(7,132)	(4,579)
Cash flows from investing activities:
Investment in restricted bank deposits		(1)	(10)	(11)
Purchase of property and equipment		(1)	(17)	(44)
Proceeds from sale of property and equipment		724	44	2
Proceeds from (investment in) convertible loans		546	(2,125)
Acquisition of initially consolidated subsidiary	[1]		14
Net cash provided by (used in) investing activities		1,268	(2,094)	(53)
Cash flows from financing activities:
Proceeds from issue of share capital (net of issuance expenses)	[2]	2,216		13,193
Issue of warrants	[2]	682
Payment of issue expenses related to previous period	[2]	(30)
Interest paid on lease liability		(17)
Repayment of lease liability		(47)
Issue of convertible debentures (net of issuance expenses)	[2]		1,481
Prepaid public offering costs			(36)	(18)
Receipt of short-term credit from others			91
Net cash provided by financing activities		2,804	1,536	13,175
Exchange rate differences on cash in foreign currency		9	301	(527)
Exchange rate differences on translation differences on cash			(321)	503
Exchange rate differences, Total		9	(20)	(24)
Increase (decrease) in cash		(615)	(7,710)	8,519
Cash at the beginning of the period		1,485	9,195	676
Cash at the end of the period		$ 870	$ 1,485	$ 9,195

[1]	Acquisition of initially consolidated subsidiary
[2]	Significant non-cash transactions